Earnings Per Share	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share

NOTE B—EARNINGS PER SHARE

The Company reports earnings per share (“EPS”) using the two-class method as required under GAAP. The two-class method is an earnings allocation method for computing EPS when an entity’s capital structure includes either two or more classes of common stock or includes common stock and participating securities. The two-class method determines EPS based on distributed earnings and undistributed earnings. Undistributed losses are not allocated to participating securities under the two-class method unless the participating security has a contractual obligation to share in losses on a basis that is objectively determinable. Potentially dilutive shares of common stock, and the related impact to earnings, are considered when calculating earnings per share on a diluted basis using the if-converted method. Shares of Class A preferred stock and Class B contingent units have been excluded from potentially dilutive shares of common stock since their conversion is contingent upon the achievement of future conditions. For periods where the Company reports a net loss available for common stockholders, the effect of dilutive shares is excluded from earnings per share calculations because including such shares would be anti-dilutive.

As further described in Note J, on January 17, 2013, the Company effected a 1-for-150 reverse stock split of its common stock, which is reflected in the weighted average shares of common stock in the table below. Accordingly, all share amounts and related per share data, including the Company’s EPS data for the three and nine months ended September 30, 2012 below, have been retroactively adjusted to reflect the reverse stock split.

A reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for the three and nine months ended September 30, 2013 and 2012 is presented below:

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013		2012

Net income (loss)	$1,880,911	$(1,736,484)	$(5,278,527)		$(6,580,876)
Income (loss) allocated to noncontrolling interest holders	(257,497)	381,668	911,221	(1)	1,169,980
Dividends declared and accreted on preferred stock and units	(233,753)	(160,920)	(706,531)		(214,561)
Dividends to restricted stockholders	(28,678)	-	(28,678)		-
Extinguishment of equity securities (Note J)	-	-	11,715,683		-
Adjustments attributable to participating securities	(1,227)	-	(2,491,957)		-
Net income (loss) attributable to common stockholders	$1,359,756	$(1,515,736)	$4,121,211		$(5,625,457)

Continuing operations	$1,439,779	$(1,178,997)	$2,424,790		$(3,988,623)
Discontinued operations	(80,023)	(336,739)	1,696,421		(1,636,834)
Net income (loss) attributable to common stockholders	$1,359,756	$(1,515,736)	$4,121,211		$(5,625,457)

Earnings per common share - basic and diluted
Continuing operations	$0.13	$(0.32)	$0.31		$(2.39)
Discontinued operations	(0.01)	(0.09)	0.21		(0.98)
Net income (loss) per share attributable to common stockholders	$0.12	$(0.41)	$0.52		$(3.37)

Weighted average number of shares - basic and diluted	11,098,828	3,698,510	7,931,355		1,669,216

(1) Net of $38,760 income allocated to discontinued
operations in the first quarter of 2013.